Securities at amortised cost - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [table]
Financial assets	€ 951,934	€ 916,942
Debt Securities [member]
Disclosure of detailed information about financial instruments [table]
Financial assets	87,635	93,078
Debt Securities [member] | Debt Securities Portfolio [Member]
Disclosure of detailed information about financial instruments [table]
Financial assets	€ 82,316	€ 87,895